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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] Amendment Number: ______________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longhorn Capital Partners, L.P.
Address: 1445 Ross Avenue
         Suite 5000
         Dallas, TX 75202

Form 13F File Number: 28-13393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kristopher N. Kristynik
Title:   Principal
Phone:   (214) 452-6260

Signature, Place, and Date of Signing:

/s/ Kristopher N. Kristynik     Dallas, TX      November 14, 2012
----------------------------   --------------   ------------------
        (Signature)            (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 358,060
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                          FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------             -------------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                            VOTING
                        TITLE OF               VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER           CLASS       CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGER    SOLE    SHARED NONE
--------------       -------------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AON PLC              SHS CL A       G0408V102   3,417     65,350   SH     N/A       SOLE       --       65,350   0     0
CAMPBELL SOUP CO     COM            134429109   3,499    100,500   SH     N/A       SOLE       --      100,500   0     0
CASH AMER INTL
 INC                 COM            14754D100   2,204     57,150   SH     N/A       SOLE       --       57,150   0     0
ELECTRONIC ARTS
 INC                 COM            285512109   1,345    106,000   SH     N/A       SOLE       --      106,000   0     0
INTUIT               COM            461202103   1,763     29,950   SH     N/A       SOLE       --       29,950   0     0
PEPSICO INC          COM            713448108   1,904     26,900   SH     N/A       SOLE       --       26,900   0     0
QUALCOMM INC         COM            747525103   2,047     32,770   SH     N/A       SOLE       --       32,770   0     0
ROCK-TENN CO         CL A           772739207   2,668     36,968   SH     N/A       SOLE       --       36,968   0     0
SELECT SECTOR
 SPDR TR             SBI CONS STPLS 81369Y308  51,230  1,430,000   SH     N/A       SOLE       --    1,430,000   0     0
SPDR S&P 500 ETF TR  TR UNIT        78462F103 279,435  1,940,926   SH     N/A       SOLE       --    1,940,926   0     0
TRAVELERS
 COMPANIES INC       COM            89417E109   5,072     74,300   SH     N/A       SOLE       --       74,300   0     0
WAL-MART STORES
 INC                 COM            931142103   3,476     47,100   SH     N/A       SOLE       --       47,100   0     0